Investments (Details) - EBP 013 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 4,538,837	$ 3,934,128
Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	19,599,000	12,174,000
Money market funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	19,599	12,174
Macy's, Inc. common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	154,119	123,779
Self-directed brokerage funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	33,157	26,911
Domestic equities | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	1,496,591	1,392,739
International equities | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	193,362	152,528
Target date funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 2,642,009	$ 2,225,997